Financial risk management - Schedule of Financial Liabilities By Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Apr. 24, 2020
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 431,506	$ 151,105
Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about financial instruments [line items]
Borrowings, maximum borrowing capacity			$ 50,000
Less than 1 year | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade and other payables, undiscounted cash flows	12,080	5,279
Gross lease liabilities	1,235	1,050
Convertible loans, short-term	6,938	3,921
Convertible loans, long-term	0	0
Financial liabilities	20,253	10,250
1-3 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade and other payables, undiscounted cash flows	0	0
Gross lease liabilities	2,122	1,047
Convertible loans, short-term	13,894	7,842
Convertible loans, long-term	0	0
Financial liabilities	16,016	8,889
3-5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade and other payables, undiscounted cash flows	0	0
Gross lease liabilities	1,962	642
Convertible loans, short-term	6,672	7,703
Convertible loans, long-term	115,000	65,000
Financial liabilities	123,634	73,345
More than 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade and other payables, undiscounted cash flows	0	0
Gross lease liabilities	3,706	903
Convertible loans, short-term	0	0
Convertible loans, long-term	0	0
Financial liabilities	$ 3,706	$ 903